Basis of Presentation and Consolidation (Details) $ in Millions	6 Months Ended
Jun. 30, 2017 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cumulative-effect adjustment to net operating loss from adoption of new accounting pronouncement	$ 5